LEASES (Details) ₫ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
LEASES
Revenue from leasing activities	₫ 19,800.0	$ 0.8	₫ 226,000.0
Cost of leasing activities	₫ 25,800.0	$ 1.0	₫ 211.2